SUPPLEMENTAL CASH FLOW DISCLOSURES - Schedule of Cash Flow Disclosures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Interest paid during the year	$ 75,317	$ 30,211	$ 19,372
Income taxes paid during the year, net of amount refunded	89,379	121,563	147,958
Fair value of assets acquired	452,209	3,118,420	156,020
Liabilities assumed	207,788	1,453,382	20,789
Non-controlling interest (acquired) assumed	(738,024)	760,343	0
Stock and cash paid	982,445	904,695	135,231
Less: Cash acquired	35,408	186,903	5,681
Stock used for acquisition	25,500	534,679	0
Net cash paid	$ 921,537	$ 183,113	$ 129,550